Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents
Cash and Cash Equivalents

12.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of balances in bank current accounts and short-term highly liquid investments subject to an insignificant risk of change in value, held to meet the short-term cash management of the Company and its subsidiaries.

	Index	Average rate per year		Dec. 31, 2025	Dec. 31, 2024
		Dec. 31, 2025	Dec. 31, 2024
Bank accounts				272	269
Cash equivalents
Bank certificates of deposit (CDBs) (1)	CDI	70% to 111%	80% to 111%	1,592	1,470
Overnight (2)	Pre-fixed	14.60% to 14.90%	11.91% to 12.15%	38	159
				1,630	1,629
Total				1,902	1,898

(1)

For these CDBs, the Company and its subsidiaries have repurchase transactions which state, on their trading notes, the bank’s commitment to repurchase the security, on demand, on the maturity date of the transaction, or earlier.

(2)

They consist of short-term investments, available for redemption on the following day. They are usually backed by Treasury Bills, Notes or Bonds and referenced to a pre-fixed rate. Their purpose is to settle the short-term obligations of the Company and its subsidiaries, or to be used in the acquisition of other assets with better return to replenish the portfolio.

Note 19 discloses (i) the exposure of the Company and its subsidiaries to interest rate risks (ii) the sensitivity analysis for financial assets and liabilities and (iii) the material accounting policies. Financial investments in a reserved investment fund are show in note 10.